CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 09, 2021	Dec. 31, 2020		Nov. 17, 2020
Current assets
Cash	$ 3,191,581
Prepaid expenses and other current assets	565,282
Total Current Assets	3,756,863
Deferred offering costs					$ 197,790
Investments held in Trust Account	345,055,724
TOTAL ASSETS	348,812,587				197,790
Current liabilities
Accrued expenses	1,320,800				6,093
Accrued offering costs	12,000				120,540
Promissory note - related party					52,250
Total Current Liabilities	1,332,800				178,883
Warrant liabilities	19,107,000
Deferred underwriting fee payable	12,075,000			$ 12,075,000	10,500,000
Total Liabilities	32,514,800				178,883
Commitments and contingencies
Class A ordinary shares subject to possible redemption 34,500,000 and no shares at $10.00 per share redemption value as of September 30, 2021 and December 31, 2020, respectively		$ 345,000,000	$ 345,000,000	345,000,000
Shareholders' (Deficit) Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital					24,137
Accumulated deficit	(28,703,076)	(27,319,418)	(21,551,236)	(26,727,277)	(6,093)
Total Shareholders' (Deficit) Equity	(28,702,213)	$ (27,318,555)	$ (21,550,373)	$ (26,726,414)	18,907		$ 0
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY	348,812,587				197,790
Class A Ordinary shares
Shareholders' (Deficit) Equity
Common stock					0
Class A Ordinary shares subject to possible redemption
Current liabilities
Class A ordinary shares subject to possible redemption 34,500,000 and no shares at $10.00 per share redemption value as of September 30, 2021 and December 31, 2020, respectively	345,000,000
Class B Ordinary shares
Shareholders' (Deficit) Equity
Common stock	$ 863				$ 863	[1]

[1]	Includes an aggregate of up to 1,125,000 Class B ordinary shares that are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised (see Note 5).